Equity (Details)		1 Months Ended			12 Months Ended
	Nov. 06, 2020	Oct. 21, 2020 shares	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Oct. 08, 2019 USD ($)	Oct. 08, 2019 CNY (¥)	Aug. 16, 2019 shares	Jul. 31, 2012 USD ($)	Jul. 31, 2012 CNY (¥)
Equity (Details) [Line Items]
Ordinary shares, authorized					450,000,000	450,000,000	450,000,000
Preferred shares, authorized					50,000,000	50,000,000	50,000,000
Share issued					60,000,000
Preferred shares, outstanding					750,000	750,000	750,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings		10,000,000
Reverse stock split, description	On November 6, 2020, the Company effected a reverse stock split of its Ordinary Shares at a ratio of 1-for-3 pursuant to which all existing shareholders of record on that date surrendered an aggregate of 42,298,849 Ordinary Shares, or 66.67% of the then outstanding Ordinary Shares to the Company for no consideration.
Common stock, issued					21,149,425	20,000,000	20,000,000
Common stock, outstanding					21,149,425	20,000,000	20,000,000
Preferred shares, issued					750,000	750,000	750,000
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Registered capital amount						$ 2,000,000	¥ 14,000,000	$ 2,300,000	¥ 16,000,000		$ 1,900,000	¥ 12,000,000
Statutory surplus reserve percentage					50.00%
Statutory reserve (in Dollars) | $					$ 394,541	94,837
Paid cash dividend			$ 1,551,081	¥ 10,659,339
Paid in capital and statutory reserve (in Dollars) | $					$ 14,567,851	$ 4,268,147
Minimum [Member]
Equity (Details) [Line Items]
Statutory surplus reserve percentage					10.00%
Investor [Member]
Equity (Details) [Line Items]
Share issued		3,448,274
CAYMAN ISLANDS
Equity (Details) [Line Items]
Ordinary shares, authorized										450,000,000
Preferred shares, authorized										50,000,000